Common Shares - Issued and Outstanding Share Capital (Details) - USD ($)		1 Months Ended	3 Months Ended				6 Months Ended
	Jan. 31, 2022	Jan. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 14, 2021	Jul. 31, 2021
Class of Stock [Line Items]
Gross proceeds			$ 3,700,000	$ 35,200,000		$ 46,000,000.0
Issued and fully paid share capital			$ 15,400,000				$ 15,400,000		$ 13,800,000
Common stock, shares issued (in shares)			152,901,508		137,218,175		152,901,508	137,218,175	137,218,175
Ordinary shares, par value (in dollars per share)	$ 0.10	$ 0.10	$ 0.1				$ 0.1		$ 0.10	$ 0.05
Gross proceeds from share issuance			$ 3,600,000		$ 0		$ 37,700,000	$ 44,800,000
At-The-Market Offering
Class of Stock [Line Items]
Share issuance costs							$ 100,000
Amount authorized for issuance											$ 40,000,000
Number of shares sold in transaction (in shares)							2,350,000
Gross proceeds from share issuance							$ 8,900,000
At-The-Market Offering | Clarksons
Class of Stock [Line Items]
Net proceeds from share issuance							$ 8,800,000
Depositary share
Class of Stock [Line Items]
Gross proceeds	$ 1,300,000	$ 30,000,000
Issue of common shares (in shares)		13,333,333
Price per share (in US dollars per share)	$ 2.25	$ 2.25
Share issuance costs		$ 1,100,000
Issued and fully paid share capital	$ 151,000,000	$ 151,000,000
Common stock, shares issued (in shares)	150,551,508	150,551,508